Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Communication Services - 1.2%
EchoStar Corp. - Class A (a)(b)	18,998	$619,145
Frontier Communications Parent, Inc. (a)	31,439	1,155,069
Iridium Communications, Inc.	15,242	372,819
New York Times Co. - Class A	22,954	1,191,083
Nexstar Media Group, Inc. (b)	4,056	758,918
Warner Music Group Corp. - Class A	20,635	603,780
ZoomInfo Technologies, Inc. (a)	36,741	397,905
		5,098,719

Consumer Discretionary - 13.1%
Abercrombie & Fitch Co. - Class A (a)	6,757	648,807
Aramark	37,031	1,576,039
Autoliv, Inc.	10,031	1,118,958
AutoNation, Inc. (a)	3,474	669,231
Bath & Body Works, Inc.	30,084	871,233
Boyd Gaming Corp.	8,585	728,867
Brunswick Corp.	9,258	539,649
Burlington Stores, Inc. (a)(b)	8,876	2,422,793
Capri Holdings Ltd. (a)	16,688	303,555
Cava Group, Inc. (a)(b)	11,577	1,018,892
Chewy, Inc. - Class A (a)(b)	31,048	1,139,462
Choice Hotels International, Inc. (b)	3,092	394,879
Churchill Downs, Inc.	10,222	1,094,163
Columbia Sportswear Co. (b)	4,347	245,910
Crocs, Inc. (a)(b)	7,912	789,064
Dick's Sporting Goods, Inc.	8,003	1,692,715
Duolingo, Inc. (a)	5,593	1,938,254
Five Below, Inc. (a)	7,812	1,066,494
Floor & Decor Holdings, Inc. (a)(b)	15,242	1,168,147
GameStop Corp. (a)(b)	57,467	1,290,134
Gap, Inc.	31,439	611,803
Gentex Corp.	31,721	838,069
Goodyear Tire & Rubber Co. (a)(b)	40,406	415,374
Graham Holdings Co. - Class B	490	467,548
Grand Canyon Education, Inc. (a)	3,956	667,100
H&R Block, Inc.	18,898	1,026,917
Harley-Davidson, Inc.	15,433	375,485
Hilton Grand Vacations, Inc. (a)	8,203	367,658
Hyatt Hotels Corp. - Class A (b)	5,884	829,467
KB Home	10,131	559,839
Lear Corp. (b)	7,521	709,155
Light & Wonder, Inc. (a)	11,959	1,151,891
Lithia Motors, Inc.	3,665	1,055,520
Macy's, Inc. (b)	39,342	496,889
Marriott Vacations Worldwide Corp. (b)	4,538	337,945
Mattel, Inc. (a)	45,608	775,792
Murphy USA, Inc.	2,510	909,825
Ollie's Bargain Outlet Holdings, Inc. (a)	8,685	1,186,632
Penske Automotive Group, Inc.	2,610	436,940
Planet Fitness, Inc. - Class A (a)	11,859	1,294,884
Polaris, Inc. (b)	7,430	393,121
PVH Corp. (b)	6,757	496,099
RH (a)(b)	2,128	437,559
Service Corp. International	20,153	1,537,875
Skechers USA, Inc. - Class A (a)	18,416	1,164,812
Somnigroup International, Inc.	29,220	2,114,944
Taylor Morrison Home Corp. (a)	14,178	840,472
Texas Roadhouse, Inc.	9,358	1,732,447
Thor Industries, Inc. (b)	7,521	684,336
Toll Brothers, Inc.	14,078	1,666,272
TopBuild Corp. (a)	4,056	1,502,464
Travel + Leisure Co.	9,358	554,462
Under Armour, Inc. - Class A (a)	26,710	177,354
Under Armour, Inc. - Class C (a)(b)	18,134	114,244
Vail Resorts, Inc. (b)	5,311	798,031
Valvoline, Inc. (a)	17,934	632,174
VF Corp. (b)	46,763	548,062
Visteon Corp. (a)	3,865	429,595
Wendy's Co. (b)	22,754	224,127
Whirlpool Corp. (b)	7,812	648,708
Wingstop, Inc.	3,956	1,492,757
Wyndham Hotels & Resorts, Inc.	10,895	936,970
YETI Holdings, Inc. (a)	11,668	428,682
		54,787,546

Consumer Staples - 5.3%
Albertsons Cos., Inc. - Class A	56,885	1,093,330
BellRing Brands, Inc. (a)	17,934	978,838
BJ's Wholesale Club Holdings, Inc. (a)	18,616	1,971,434
Boston Beer Co., Inc. - Class A (a)	1,164	241,041
Casey's General Stores, Inc.	5,211	2,710,397
Celsius Holdings, Inc. (a)	22,181	1,005,687
Coca-Cola Consolidated, Inc.	8,294	926,855
Coty, Inc. - Class A (a)(b)	51,783	251,148
Darling Ingredients, Inc. (a)	22,280	721,426
elf Beauty, Inc. (a)(b)	8,003	969,884
Flowers Foods, Inc. (b)	27,774	440,218
Ingredion, Inc.	9,067	1,192,673
Lancaster Colony Corp.	2,701	480,130
Maplebear, Inc. (a)(b)	23,236	1,114,631
Performance Food Group Co. (a)	22,081	2,216,932
Pilgrim's Pride Corp.	5,693	269,791
Post Holdings, Inc. (a)	6,366	673,586
Sprouts Farmers Market, Inc. (a)	13,795	2,090,494
US Foods Holding Corp. (a)	32,685	2,723,641
		22,072,136

Energy - 3.7%
Antero Midstream Corp.	47,345	868,781
Antero Resources Corp. (a)	41,270	1,441,561
Chord Energy Corp.	8,203	905,037
Civitas Resources, Inc. (b)	12,059	366,111
CNX Resources Corp. (a)	20,444	619,658
DT Midstream, Inc. (b)	14,369	1,476,127
HF Sinclair Corp.	22,663	995,812
Matador Resources Co. (b)	16,488	822,422
Murphy Oil Corp. (b)	18,998	471,340
NOV, Inc. (b)	53,029	667,105
Ovintiv, Inc.	36,741	1,512,994
PBF Energy, Inc. - Class A	13,887	313,846
Permian Resources Corp.	90,052	1,275,136
Range Resources Corp.	33,749	1,239,263
Schlumberger Ltd.	19,850	670,930
Valaris Ltd. (a)(b)	9,258	450,217
Viper Energy, Inc.	18,516	697,313
Weatherford International PLC	10,222	578,054
		15,371,707

Financials - 17.5%
Affiliated Managers Group, Inc.	4,056	851,233
Ally Financial, Inc.	39,051	1,478,080
American Financial Group, Inc.	10,131	1,265,362
Associated Banc-Corp.	23,045	570,133
Bank OZK	14,951	737,084
Brighthouse Financial, Inc. (a)	8,103	387,729
Cadence Bank	26,328	917,531
Carlyle Group, Inc. (b)	30,084	1,824,895
CNO Financial Group, Inc.	13,987	515,281
Columbia Banking System, Inc.	29,702	706,908
Comerica, Inc.	18,616	1,257,883
Commerce Bancshares, Inc. (b)	17,170	1,050,804
Cullen Frost Bankers, Inc.	9,067	1,155,226
East West Bancorp, Inc.	19,480	1,952,870
Equitable Holdings, Inc.	42,907	2,203,274
Essent Group Ltd.	14,369	804,520
Euronet Worldwide, Inc. (a)	5,793	562,964
Evercore, Inc.	5,111	1,539,127
Federated Hermes, Inc.	10,704	530,597
Fidelity National Financial, Inc.	36,832	2,078,430
First American Financial Corp.	14,560	874,328
First Financial Bankshares, Inc.	18,225	630,949
First Horizon Corp.	71,636	1,562,381
FirstCash Holdings, Inc.	5,502	733,362
Flagstar Financial, Inc. (b)	42,816	483,393
FNB Corp.	50,819	778,547
Glacier Bancorp, Inc.	16,688	731,435
Hamilton Lane, Inc. - Class A	6,075	925,223
Hancock Whitney Corp.	12,059	720,163
Hanover Insurance Group, Inc.	5,111	877,201
Home BancShares, Inc.	25,937	730,386
Houlihan Lokey, Inc.	7,621	1,453,020
Interactive Brokers Group, Inc.	61,614	4,039,414
International Bancshares Corp. (b)	7,521	512,782
Janus Henderson Group PLC	17,843	772,602
Jefferies Financial Group, Inc.	23,045	1,328,775
Kemper Corp.	8,485	522,591
Kinsale Capital Group, Inc. (b)	3,092	1,362,613
MGIC Investment Corp.	33,558	869,152
Morningstar, Inc.	3,765	1,040,872
Old National Bancorp	45,990	970,849
Old Republic International Corp.	32,112	1,161,491
Pinnacle Financial Partners, Inc.	10,895	957,562
Primerica, Inc.	4,629	1,229,601
Prosperity Bancshares, Inc.	13,505	899,703
Reinsurance Group of America, Inc.	9,358	1,800,947
RenaissanceRe Holdings Ltd.	6,848	1,669,132
RLI Corp.	11,768	776,570
Ryan Specialty Holdings, Inc. (b)	15,242	932,658
SEI Investments Co.	13,405	1,181,249
Selective Insurance Group, Inc.	8,585	669,372
Shift4 Payments, Inc. - Class A (a)(b)	9,549	983,547
SLM Corp. (b)	29,602	941,344
SouthState Corp.	13,887	1,307,739
Stifel Financial Corp.	14,469	1,651,202
Synovus Financial Corp.	19,671	929,258
Texas Capital Bancshares, Inc. (a)	6,466	542,950
UMB Financial Corp.	10,131	1,114,309
United Bankshares, Inc.	20,062	712,602
Unum Group	22,663	1,627,430
Valley National Bancorp	67,298	623,852
Voya Financial, Inc.	13,596	951,720
Webster Financial Corp.	23,718	1,367,343
Western Alliance Bancorp	15,433	1,196,983
Western Union Co. (b)	46,672	375,710
WEX, Inc. (a)	4,829	819,385
Wintrust Financial Corp.	9,449	1,209,283
Zions Bancorp	20,826	1,116,690
		73,059,601

Health Care - 8.4%
Acadia Healthcare Co., Inc. (a)	13,023	283,511
Amedisys, Inc. (a)	4,629	456,419
Avantor, Inc. (a)	96,227	1,293,291
BioMarin Pharmaceutical, Inc. (a)	27,101	1,567,793
Bio-Rad Laboratories, Inc. - Class A (a)	2,610	631,489
Bruker Corp.	15,624	600,430
Chemed Corp.	2,028	836,144
Cytokinetics, Inc. (a)	16,879	635,326
Dentsply Sirona, Inc.	28,156	402,912
Doximity, Inc. - Class A (a)	18,898	1,110,257
Encompass Health Corp.	14,278	1,572,151
Ensign Group, Inc.	8,103	1,215,450
Envista Holdings Corp. (a)	23,918	451,811
Exelixis, Inc. (a)	38,569	1,396,969
Globus Medical, Inc. - Class A (a)	15,915	837,606
Haemonetics Corp. (a)(b)	7,139	528,572
Halozyme Therapeutics, Inc. (a)	17,452	1,046,596
HealthEquity, Inc. (a)	12,250	1,188,250
Hims & Hers Health, Inc. (a)	27,674	1,831,465
Illumina, Inc. (a)	22,372	2,297,828
Jazz Pharmaceuticals PLC (a)	8,685	995,562
Lantheus Holdings, Inc. (a)(b)	9,740	693,391
LivaNova PLC (a)	7,721	325,749
Masimo Corp. (a)(b)	6,366	979,027
Medpace Holdings, Inc. (a)	3,383	1,445,218
Neurocrine Biosciences, Inc. (a)	13,987	1,793,553
Option Care Health, Inc. (a)	23,145	679,306
Penumbra, Inc. (a)	5,502	1,387,990
Perrigo Co. PLC	19,380	516,865
Repligen Corp. (a)	7,430	869,830
Roivant Sciences Ltd. (a)	59,495	675,863
Sarepta Therapeutics, Inc. (a)	13,887	228,025
Sotera Health Co. (a)	21,699	249,321
Tenet Healthcare Corp. (a)	13,114	2,115,026
United Therapeutics Corp. (a)	6,366	1,748,740
		34,887,736

Industrials - 23.6%
AAON, Inc.	9,549	797,342
Acuity, Inc.	4,347	1,353,438
Advanced Drainage Systems, Inc.	9,931	1,139,582
AECOM	18,707	2,109,027
AGCO Corp.	8,776	1,035,305
Alaska Air Group, Inc. (a)	17,170	909,323
American Airlines Group, Inc. (a)	93,144	1,070,225
API Group Corp. (a)	51,583	1,860,599
Applied Industrial Technologies, Inc.	5,402	1,466,643
ATI, Inc. (a)	19,962	1,535,876
Avis Budget Group, Inc. (a)	2,419	411,811
Brink's Co.	5,984	522,643
BWX Technologies, Inc. (b)	12,923	1,963,391
CACI International, Inc. - Class A (a)	3,092	1,424,082
Carlisle Cos., Inc.	6,075	2,154,863
Chart Industries, Inc. (a)(b)	6,366	1,265,752
Clean Harbors, Inc. (a)	7,139	1,683,448
CNH Industrial NV	123,510	1,600,690
Comfort Systems USA, Inc.	5,020	3,530,566
Concentrix Corp. (b)	6,466	336,038
Core & Main, Inc. - Class A (a)	26,710	1,699,824
Crane Co.	6,948	1,360,210
Curtiss-Wright Corp.	5,311	2,603,558
Donaldson Co., Inc.	16,879	1,214,782
EMCOR Group, Inc.	6,366	3,994,601
EnerSys	5,593	516,625
Esab Corp.	8,003	1,073,763
ExlService Holdings, Inc. (a)	22,954	996,892
Exponent, Inc.	7,139	492,305
Flowserve Corp.	18,516	1,037,637
Fluor Corp. (a)	23,236	1,319,108
Fortune Brands Innovations, Inc.	16,970	925,544
FTI Consulting, Inc. (a)	4,729	786,669
GATX Corp. (b)	5,020	766,504
Genpact Ltd.	22,754	1,002,314
Graco, Inc.	23,627	1,984,195
GXO Logistics, Inc. (a)	16,206	805,600
Hexcel Corp. (b)	11,377	681,596
Insperity, Inc.	5,020	299,092
ITT, Inc.	11,095	1,885,706
KBR, Inc.	18,325	856,510
Kirby Corp. (a)(b)	7,912	754,093
Knight-Swift Transportation Holdings, Inc.	22,854	971,295
Landstar System, Inc.	4,920	656,180
Lincoln Electric Holdings, Inc.	7,912	1,926,572
ManpowerGroup, Inc.	6,557	270,476
MasTec, Inc. (a)	8,685	1,643,289
Maximus, Inc.	8,003	591,102
Middleby Corp. (a)	7,521	1,092,049
MSA Safety, Inc. (b)	5,593	994,827
MSC Industrial Direct Co., Inc. - Class A	6,275	543,540
Mueller Industries, Inc.	15,624	1,333,821
NEXTracker, Inc. - Class A (a)	20,344	1,185,241
nVent Electric PLC	23,236	1,822,167
Oshkosh Corp.	9,067	1,147,248
Owens Corning	12,059	1,681,386
Parsons Corp. (a)(b)	6,657	493,949
Paylocity Holding Corp. (a)	6,075	1,123,146
RB Global, Inc. (b)	26,136	2,829,483
RBC Bearings, Inc. (a)	4,438	1,719,015
Regal Rexnord Corp.	9,358	1,430,651
Ryder System, Inc.	5,884	1,045,646
Saia, Inc. (a)	3,765	1,137,934
Science Applications International Corp.	6,657	742,122
Sensata Technologies Holding PLC	20,635	634,733
Simpson Manufacturing Co., Inc.	5,884	1,055,766
Terex Corp.	9,258	470,862
Tetra Tech, Inc.	37,223	1,367,573
Timken Co.	8,967	682,299
Toro Co.	14,078	1,045,291
Trex Co., Inc. (a)	15,142	972,722
UFP Industries, Inc.	8,485	831,530
Valmont Industries, Inc.	2,801	1,019,424
Watsco, Inc. (b)	4,920	2,218,330
Watts Water Technologies, Inc. - Class A	3,865	1,013,867
Wesco International, Inc.	6,275	1,298,674
Woodward, Inc.	8,394	2,157,930
XPO Logistics, Inc. (a)(b)	16,688	2,007,400
		98,385,312

Information Technology - 11.7%
Allegro MicroSystems, Inc. (a)	18,516	581,588
Amkor Technology, Inc.	16,006	361,095
Appfolio, Inc. - Class A (a)	3,283	877,809
Arrow Electronics, Inc. (a)	7,330	850,280
ASGN, Inc. (a)	6,175	309,615
Avnet, Inc.	11,859	627,816
Belden, Inc.	5,593	691,574
BILL Holdings, Inc. (a)	13,405	574,404
Blackbaud, Inc. (a)	5,311	358,068
Ciena Corp. (a)	20,062	1,862,556
Cirrus Logic, Inc. (a)	7,521	757,440
Cognex Corp.	23,718	966,983
Coherent Corp. (a)	21,990	2,366,124
Commvault Systems, Inc. (a)	6,275	1,191,936
Crane NXT Co. (b)	6,948	412,294
DocuSign, Inc. (a)	28,638	2,166,178
Dolby Laboratories, Inc. - Class A	8,685	654,328
Dropbox, Inc. - Class A (a)	27,674	751,903
Dynatrace, Inc. (a)	42,334	2,227,192
Entegris, Inc. (b)	21,408	1,679,672
Fabrinet (a)	5,020	1,625,125
Flex Ltd. (a)	54,193	2,702,605
Guidewire Software, Inc. (a)	11,859	2,682,743
IPG Photonics Corp. (a)	3,765	281,961
Kyndryl Holdings, Inc. (a)	32,885	1,242,066
Lattice Semiconductor Corp. (a)	19,380	965,705
Littelfuse, Inc. (b)	3,474	893,964
Lumentum Holdings, Inc. (a)(b)	9,840	1,083,187
MACOM Technology Solutions Holdings, Inc. (a)	8,394	1,151,153
Manhattan Associates, Inc. (a)	8,585	1,885,781
MKS Instruments, Inc.	9,449	899,356
Novanta, Inc. (a)(b)	5,111	628,755
Okta, Inc. (a)	23,627	2,310,721
Onto Innovation, Inc. (a)	6,948	658,323
Pegasystems, Inc.	12,541	736,282
Power Integrations, Inc.	7,912	383,890
Pure Storage, Inc. (a)	43,871	2,611,202
Qualys, Inc. (a)	5,111	680,121
Rambus, Inc. (a)	15,142	1,119,448
Silicon Laboratories, Inc. (a)	4,629	609,963
Synaptics, Inc. (a)	5,402	338,705
TD SYNNEX Corp.	10,513	1,517,972
Universal Display Corp.	6,275	906,110
Vontier Corp.	20,926	867,801
		49,051,794

Materials - 5.3%
Alcoa Corp.	36,549	1,095,374
AptarGroup, Inc.	9,358	1,470,516
Ashland, Inc.	6,466	333,387
Avient Corp.	12,923	407,979
Axalta Coating Systems Ltd. (a)(b)	30,857	873,870
Cabot Corp.	7,621	550,084
Carpenter Technology Corp.	7,039	1,755,456
Cleveland-Cliffs, Inc. (a)	68,462	720,220
Commercial Metals Co.	16,006	830,071
Crown Holdings, Inc.	16,297	1,619,270
Eagle Materials, Inc.	4,729	1,060,667
Graphic Packaging Holding Co.	42,616	952,894
Greif, Inc. - Class A	3,665	232,471
Knife River Corp. (a)(b)	8,003	660,088
Louisiana-Pacific Corp.	8,776	793,438
NewMarket Corp.	1,064	730,968
Olin Corp.	16,297	308,665
Reliance, Inc.	7,430	2,155,666
Royal Gold, Inc.	9,258	1,401,846
RPM International, Inc.	18,134	2,129,113
Scotts Miracle-Gro Co. (b)	6,075	380,660
Silgan Holdings, Inc.	11,477	534,025
Sonoco Products Co.	13,887	625,887
Westlake Chemical Corp.	4,729	375,010
		21,997,625

Real Estate - 0.4%
Jones Lang LaSalle, Inc. (a)	6,757	1,826,823

Utilities - 2.9%
ALLETE, Inc.	8,203	540,824
Black Hills Corp.	10,222	590,627
Essential Utilities, Inc.	36,450	1,341,360
IDACORP, Inc.	7,621	955,140
National Fuel Gas Co. (b)	12,732	1,105,010
New Jersey Resources Corp.	14,178	650,912
Northwestern Energy Group, Inc.	8,685	466,384
OGE Energy Corp.	28,447	1,292,063
ONE Gas, Inc.	8,485	616,860
Ormat Technologies, Inc. (b)	8,103	724,489
Portland General Electric Co.	15,433	634,605
Southwest Gas Holdings, Inc.	8,485	663,018
Spire, Inc.	8,294	617,654
TXNM Energy, Inc.	13,114	744,744
UGI Corp.	30,275	1,095,350
		12,039,040
TOTAL COMMON STOCKS (Cost $393,236,144)		388,578,039

REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.9%
Financials - 0.6%
Annaly Capital Management, Inc.	85,431	1,736,812
Starwood Property Trust, Inc.	45,508	885,586
		2,622,398

Real Estate - 6.3%
Agree Realty Corp. (b)	15,524	1,113,071
American Homes 4 Rent - Class A (b)	44,935	1,558,795
Brixmor Property Group, Inc.	43,198	1,128,764
COPT Defense Properties	15,915	434,161
Cousins Properties, Inc.	23,718	642,758
CubeSmart	32,203	1,253,019
EastGroup Properties, Inc.	7,430	1,212,873
EPR Properties (b)	10,704	589,148
Equity LifeStyle Properties, Inc.	27,001	1,617,900
First Industrial Realty Trust, Inc.	18,707	911,405
Gaming and Leisure Properties, Inc.	38,860	1,771,239
Healthcare Realty Trust, Inc.	49,655	762,701
Independence Realty Trust, Inc. (b)	32,976	553,008
Kilroy Realty Corp. (b)	15,042	554,448
Kite Realty Group Trust	31,048	682,435
Lamar Advertising Co. - Class A (b)	12,441	1,520,912
National Storage Affiliates Trust (b)	9,931	292,567
NNN REIT, Inc.	26,519	1,094,174
Omega Healthcare Investors, Inc.	40,888	1,590,543
Park Hotels & Resorts, Inc. (b)	28,256	301,209
PotlatchDeltic Corp.	10,131	414,257
Rayonier, Inc.	19,771	460,862
Rexford Industrial Realty, Inc.	33,367	1,218,897
Sabra Health Care REIT, Inc.	33,649	606,691
STAG Industrial, Inc. (b)	26,328	903,840
Vornado Realty Trust	23,627	907,749
WP Carey, Inc.	30,957	1,986,201
		26,083,627
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $29,372,702)		28,706,025

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(c)	54,181,950	54,181,950
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $54,181,950)		54,181,950

TOTAL INVESTMENTS - 113.0% (Cost $476,790,796)		471,466,014
Liabilities in Excess of Other Assets - (13.0)%		(54,161,278)
TOTAL NET ASSETS - 100.0%		$417,304,736
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $52,058,765.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Trendpilot US Mid Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$388,578,039	$–	$–	$388,578,039
Real Estate Investment Trusts - Common	28,706,025	–	–	28,706,025
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	54,181,950
Total Investments	$417,284,064	$–	$–	$471,466,014

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $54,181,950 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.